Condensed Consolidating Financial Information - Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Real estate assets
Land, buildings and improvements and intangible lease assets	$ 1,293,913	$ 1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311	126,500	102,726
Interest and rent receivables	49,838	45,289
Straight-line rent receivables	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,133	1,025,160
Accounts payable and accrued expenses	65,621	65,961
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Total liabilities	1,005,625	1,129,072
Total equity	1,221,571	1,049,814
Total Liabilities and Capital	2,227,196	2,178,886
Parent
Real estate assets
Net intercompany receivable	29,881	27,393
Investment in subsidiaries	1,221,960	1,050,204
Total Assets	1,251,841	1,077,597
Liabilities
Accounts payable and accrued expenses	30,270	27,783
Total liabilities	30,270	27,783
Total equity	1,221,571	1,049,814
Total Liabilities and Capital	1,251,841	1,077,597
Subsidiary Issuers
Real estate assets
Land, buildings and improvements and intangible lease assets	42	28
Gross investment in real estate assets	42	28
Net investment in real estate assets	42	28
Cash and cash equivalents	73,827	35,483	124,850	101,230
Interest and rent receivables	316	212
Other loans	178	177
Net intercompany receivable	1,345,609	1,373,941
Investment in subsidiaries	689,785	647,029
Other assets	29,764	31,097
Total Assets	2,139,521	2,087,967
Liabilities
Debt, net	886,000	1,010,962
Accounts payable and accrued expenses	31,578	26,658
Deferred revenue	(17)	143
Total liabilities	917,561	1,037,763
Total equity	1,221,960	1,050,204
Total Liabilities and Capital	2,139,521	2,087,967
Subsidiary Guarantors
Real estate assets
Land, buildings and improvements and intangible lease assets	1,227,925	1,214,740
Mortgage loans	268,650	268,650
Net investment in direct financing leases	110,529	110,155
Gross investment in real estate assets	1,607,104	1,593,545
Accumulated depreciation and amortization	(128,504)	(120,282)
Net investment in real estate assets	1,478,600	1,473,263
Cash and cash equivalents	1,566	1,565	1,564	1,409
Interest and rent receivables	29,825	29,315
Straight-line rent receivables	31,640	29,314
Investment in subsidiaries	42,743	42,666
Other assets	3,033	1,522
Total Assets	1,587,407	1,577,645
Liabilities
Accounts payable and accrued expenses	3,400	10,492
Net intercompany payable	983,802	1,010,400
Deferred revenue	18,800	19,643
Lease deposits and other obligations to tenants	18,979	16,607
Total liabilities	41,179	46,742
Total equity	562,426	520,503
Total Liabilities and Capital	1,587,407	567,245
Non-Guarantor Subsidiaries
Real estate assets
Land, buildings and improvements and intangible lease assets	65,946	65,947
Mortgage loans	100,000	100,000
Net investment in direct financing leases	205,110	204,257
Gross investment in real estate assets	371,056	370,204
Accumulated depreciation and amortization	(6,876)	(6,452)
Net investment in real estate assets	364,180	363,752
Cash and cash equivalents	282	263	86	87
Interest and rent receivables	19,697	15,762
Straight-line rent receivables	6,921	6,546
Other loans	157,775	159,066
Other assets	29,550	31,521
Total Assets	578,405	576,910
Liabilities
Debt, net	14,134	14,198
Accounts payable and accrued expenses	372	1,028
Net intercompany payable	391,688	390,934
Deferred revenue	601	823
Lease deposits and other obligations to tenants	1,508	735
Total liabilities	408,303	16,784
Total equity	170,102	169,192
Total Liabilities and Capital	578,405	576,910
Eliminations
Real estate assets
Net intercompany receivable	(1,375,490)	(1,401,334)
Investment in subsidiaries	(1,954,488)	(1,739,899)
Total Assets	(3,329,978)	(3,141,233)
Liabilities
Net intercompany payable	(1,375,490)	(1,401,334)
Total liabilities	(1,375,490)	1,401,334
Total equity	(1,954,488)	(1,739,899)
Total Liabilities and Capital	$ (3,329,978)	$ 3,141,233